Other Income (Tables)	12 Months Ended
Jun. 30, 2025
Other Income
Schedule of other income

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Research and development tax incentive	326,613	-	503,118
Export market development grant	-	43,200	66,600
Gain on liability extinguishment	-	18,160	282,490
Total other income	326,613	61,360	852,208